Schedule of Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Total current	$ 786,168	$ 997
Deferred
Total	786,168	997
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total current	786,168	997
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Total current